Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 29, 2014	Dec. 29, 2013	Dec. 29, 2013 Successor [Member]	Dec. 30, 2012 Predecessor [Member]
Accounts receivable, allowance for doubtful accounts	$ 889	$ 349	$ 349	$ 2,456
Property, Plant, and equipment, accumulated depreciation	22,241	5,539	5,539	128,208
Intangible assets, accumulated amortization	$ 4,265	$ 1,049	$ 1,049	$ 196,878
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	150,000,000
Common stock, shares issued	30,015,870	30,000,000	30,000,000	58,313,868
Common stock, shares outstanding	30,015,870	30,000,000	30,000,000	58,077,031
Treasury stock, shares			0	236,837